Short-Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short Term Investments [Line Items]
Unrealized loss related to investments in marketable securities	$ 105,489	$ 280,747	$ 35,758
Unrealized gain associated with the wealth management products	37,471
Impairment charges			57,117
Short-Term Investments [Member]
Short Term Investments [Line Items]
Impairment charges